March 11, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 79 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended) (the “Amendment”), relating to the following series of the Trust: the City National Rochdale Emerging Markets Fund (the “Fund”).The Amendment is being filed for the purpose of creating new Class Y shares of the Fund.

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee

Morgan, Lewis & Bockius llp 600 Anton Boulevard Suite 1800 Costa Mesa, CA 92626-7653 United States	+1.213.680.6400 +1.213.612.2501